Description of Business, Basis of Presentation and Going Concern	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business, Basis of Presentation and Going Concern

1. Description of Business, Basis of Presentation and Going Concern

Description of Business

Helbiz, Inc. and Subsidiaries, (“Helbiz” or the “Company”) was incorporated in the state of Delaware in October 2015 with headquarter in New York, New York. The Company is an intra-urban transportation company that seeks to help urban areas reduce their dependence on individually owned cars by offering affordable, accessible, and sustainable forms of personal transportation, specifically addressing first and last mile transport. Beginning in 2020, the Company increased its services offered to customers by including monthly subscriptions for accessing its network of electric vehicles. On April 1, 2021, the Company, through the acquisition of MiMoto Smart Mobility S.r.l, added electric mopeds on its sharing services offer (See Note 3. MiMoto Smart Mobility S.r.l. – Acquisition).

Founded on a proprietary technology platform, the Company offers a sharing economy for electric scooters bikes and mopeds. Through its Mobility App, Helbiz offers an intra-urban transportation solution that allows users to instantly rent electric vehicles. The Company currently has a strategic footprint in growing markets with offices in New York, Milan, and Belgrade, with additional operational teams around the world. The Company currently has electric vehicles operating in the United States and Europe.

Recent events

During 2021, the Company decided to enter into a new business line: the acquisition, commercialization and distribution of contents including live sport events. The Company developed a new App, Helbiz Live, separated from the Mobility App. Starting from August 2021, the Company is broadcasting the Italian Serie B Soccer League in Italy, United States, and Serbia.

During 2021, the Company also decided to expand its product offering. In detail during July 2021, the Company launched a delivery-only “ghost kitchen” restaurant concept that specializes in preparing healthy-inspired, high-quality, fresh, made-to-order meals, in Milan, the service is available through the Helbiz Mobility App.

Business Combination and Organization

On August 12, 2021, Helbiz consummated a business combination, by and among GreenVision Acquisition Corp. (“GRNV”) and its subsidiary, Helbiz Holdings Inc (name of Helbiz, Inc. as private Company, before August 12, 2021) and Salvatore Palella (as representative of the shareholders of Helbiz Holdings Inc.). On the Closing Date, GRNV changed its name to Helbiz, Inc. as the name of the entity surviving the business combination. Refer to Note 4. GreenVision Acquisition Corp. – Reverse Merger, for further information.

Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly- owned subsidiaries. All intercompany balances and transactions have been eliminated.

The Company uses the U.S. dollar as the functional currency. For foreign subsidiaries where the U.S. dollar is the functional currency, gains, and losses from remeasurement of foreign currency balances into U.S. dollars are included in the consolidated statements of operations. For the foreign subsidiary where the local currency is the functional currency, translation adjustments of foreign currency financial statements into U.S. dollars are recorded to a separate component of accumulated other comprehensive loss.

Going Concern

The Company has experienced recurring operating losses and negative cash flows from operating activities since its inception. To date, these operating losses have been funded primarily from outside sources of invested capital. The Company had, and may potentially continue to have, an ongoing need to raise additional cash from outside sources to fund its expansion plan and related operations. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The Company plans to continue to fund its operations and expansion plan through debt and equity financing. Debt or equity financing may not be available on a timely basis on terms acceptable to the Company, or at all.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business and, as such, the financial statements do not include any adjustments relating to the recoverability and classification of recorded amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.